Geographic information for offshore drilling operations - Revenue per country (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leasing And Service Revenues	$ 1,653,667	$ 1,748,200	$ 1,817,077
Angola
Leasing And Service Revenues	500,413	527,098	807,742
Brazil
Leasing And Service Revenues	517,885	581,438	581,635
Congo
Leasing And Service Revenues	241,953	157,235	0
Norway
Leasing And Service Revenues	74,925	231,189	220,044
Falklands
Leasing And Service Revenues	21,106	154,606	0
Senegal
Leasing And Service Revenues	289,162	52,214	0
Ivory Coast
Leasing And Service Revenues	1,164	33,723	97,232
South Africa
Leasing And Service Revenues	0	0	110,424
Other service revenues
Leasing And Service Revenues	$ 7,059	$ 10,697	$ 0